Annual Total Returns [BarChart] - LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(7.59%)
2012	6.50%
2013	24.82%
2014	(7.31%)
2015	(4.20%)
2016	2.26%
2017	25.56%
2018	0.36%
2019	24.92%
2020	27.71%